10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of transactions with related parties

The Company entered into the following transactions with related parties:

	2021			2020			2019
	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end
To a director for:
investor relations	$132,000	$221,193	$12,246	$231,000	$545,662	$16,980	$-	$-	$1,195
consulting (a)	675	-	-	900	-	-	1,125	-	-

To an officer of the company (b)	40,725	-	1,732	42,313	-	2,218	25,560	75,426	1,496

	$173,400	$221,193	$13,978	$274,213	$545,662	$19,198	$26,685	$75,426	$2,691